Auditor's remuneration	12 Months Ended
Sep. 30, 2024
Auditor's remuneration
Auditor's remuneration

Note 33. Auditor’s remuneration

The fees payable to the auditor, PricewaterhouseCoopers (PwC), and overseas firms belonging to the PwC network of firms were:

	Consolidated		Parent Entity
$’000	2024	2023	2024	2023
Audit and audit-related fees
Audit fees
PwC Australia	28,035	25,859	27,673	25,580
Overseas PwC network firms	5,429	5,712	689	812
Total audit fees	33,464	31,571	28,362	26,392
Audit-related fees
PwC Australia	2,888	2,605	2,888	2,605
Overseas PwC network firms	279	96	30	-
Total audit-related fees	3,167	2,701	2,918	2,605
Total audit and audit-related fees	36,631	34,272	31,280	28,997
Other fees
Overseas PwC network firms	69	282	-	-
Total other fees	69	282	-	-
Total audit and non-audit fees	36,700	34,554	31,280	28,997

Fees payable to the auditor have been categorised as follows:

Audit	The year end audit, half-year review and comfort letters associated with debt issues and capital raisings.
Audit-related	Consultations regarding accounting standards and reporting requirements, regulatory compliance reviews and assurance related to debt and capital offerings.
Other	Various services including systems assurance, compliance advice and controls reviews.

It is Westpac’s policy to engage PwC on assignments additional to its statutory audit duties only if its independence is not impaired or seen to be impaired and where its expertise and experience with Westpac is important. All services were approved by the Board Audit Committee in accordance with Westpac’s Pre-Approval of Engagement of PricewaterhouseCoopers for Audit or Non-Audit Services Policy.

PwC also received fees of $6.6 million (2023: $8.7 million) for various entities which are related to Westpac but not consolidated. These non-consolidated entities include entities sponsored by Westpac, trusts of which a Westpac entity is trustee, manager or responsible entity, superannuation funds and pension funds.